Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

Net deferred tax assets consist of the following components:

	Year ended December 31,
	2025	2024	2023
Deferred tax assets:
NOL carryforwards – Israel (at 23%)	$29,799	$29,247	$27,258
NOL carryforwards – U.S. (at 21%)	-	-	3
Total gross deferred tax asset	$29,799	$29,247	$27,261
Valuation Allowance	$(29,799)	$(29,247)	$(27,261)
Net Deferred Tax Asset	$-	$-	$-

Schedule of Accumulated Israeli Net Operating Loss

Movement in accumulated Israeli net operating loss carryforwards:

	December 31,
	2025	2024
Israeli NOL Rollforward (USD thousands)
Opening accumulated Israeli NOL	$127,162	$118,512
Current year estimated tax loss	$2,397	$8,650
Closing accumulated Israeli NOL	$129,559	$127,162

Schedule of Movement in Valuation Allowance

Movement in valuation allowance:

	December 31,
	2025	2024
Valuation Allowance Rollforward (USD thousands)
Opening valuation allowance	$(29,247)	$(27,258)
Increase — current year tax loss × 23%	$(551)	$(1,989)
Closing accumulated Israeli NOL	$(29,799)	$(29,247)

Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

December 31,
	2025	2024
Current:
Federal (U.S.)	$-	$-
State (U.S.)	-	-
Foreign — Israel	-	-
Total current tax provision	$-	$-

Deferred:
Federal (U.S.)	$-	$-
State (U.S.)	-	-
Foreign — Israel	-	-
Total deferred tax benefit	$-	$-

Total provision (benefit) for income taxes	$-	$-

Schedule of Statutory Israeli Corporate Tax Rate

The following table reconciles the statutory Israeli corporate tax rate to the Company’s effective tax rate:

	2025	2024
Statutory Israeli corporate tax rate	23%	23%
Effect of full valuation allowance on NOL carryforwards	(23)%	(23)%
Other permanent differences (immaterial)	-	-
Effective tax rate	0%	0%